Revenue and Profit Deferrals (Schedule of Deferred Revenue and Profit) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue for solar energy systems	$ 113.1	$ 41.4
Total deferred revenue	288.3	250.7
Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue for solar energy systems	113.1	41.4
Profit deferrals on solar energy system sales	126.4	138.0
Deferred subsidy revenue	19.6	19.4
Total deferred revenue	259.1	198.8
Semiconductor and Solar Materials [Member]
Deferred Revenue Arrangement [Line Items]
Short-term deferred revenue	0	0.7
Long-term deferred revenue	29.2	51.2
Total deferred revenue	$ 29.2	$ 51.9